UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 76.31%

Aerospace/Defense Products & Services - 0.12%
1,000	Smith & Wesson Holding Corp. *	$ 8,440

Apparel Stores - 2.43%
1,750	Ann, Inc. *	59,220
3,500	Ann, Inc. (*) (***)	118,440
		177,660
Application Software - 1.46%
4,000	Microsoft Corp. ***	106,839

Biotechnology - 2.30%
1,800	Alexion Pharmaceuticals, Inc. *	168,732

Broadcasting-Radio - 3.45%
12,500	Sirius XM Radio, Inc.	36,125
75,000	Sirius XM Radio, Inc. (***)	216,750
		252,875
Business Services - 1.77%
2,000	The Western Union Co.	27,220
7,500	The Western Union Co. ***	102,075
		129,295
CATV Systems - 2.52%
400	Time Warner Cable, Inc.	38,876
1,500	Time Warner Cable, Inc. ***	145,785
		184,661
Catalog & Mail Order Houses - 2.74%
800	Amazon.com, Inc. (*) (***)	200,696

Chemicals - Major Diversified - 1.69%
750	E. I. du Pont de Nemours and Co.	33,734
2,000	E. I. du Pont de Nemours and Co. ***	89,957
		123,691
Cigarettes - 2.57%
225	Philip Morris International, Inc.	18,819
2,025	Philip Morris International, Inc. ***	169,371
		188,190
Copper - 2.96%
2,750	Freeport-McMoRan Copper & Gold, Inc.	94,050
3,600	Freeport-McMoRan Copper & Gold, Inc. ***	123,120
		217,170
Department Stores - 2.17%
1,250	The TJX Companies, Inc.	53,062
2,500	The TJX Companies, Inc. ***	106,125
		159,187
Diversified Computer Systems - 1.96%
750	International Business Machines Corp.	51,719
270	International Business Machines Corp. ***	91,944
		143,663
Diversified Investments - 1.48%
390	The Goldman Sachs Group, Inc.	49,748
460	The Goldman Sachs Group, Inc. ***	58,678
		108,426
Drug Related Products - 0.22%
500	Herbalife Ltd.	16,470

Farm & Construction Machinery - 1.96%
450	Caterpillar, Inc.	40,324
1,150	Caterpillar, Inc. ***	103,050
		143,374
Farm Machinery & Equipment - 2.61%
750	Joy Global, Inc.	47,835
2,250	Joy Global, Inc. ***	143,505
		191,340
Food - Major Diversified - 1.60%
2,500	Annies, Inc. *	83,575
1,000	Annies, Inc. (*) (***)	33,430
		117,005
General Entertainment - 4.23%
205	Priceline.com, Inc. *	127,180
295	Priceline.com, Inc. (*) (***)	183,015
		310,195
Internet Information Providers - 2.41%
250	Google Inc. Class A (*) (***)	176,845

Investment Brokerage-National - 1.49%
2,500	TD Ameritrade Holding Corp.	42,025
4,000	TD Ameritrade Holding Corp. ***	67,240
		109,265
Investment Brokerage-Regional - 0.34%
7,000	Knight Capital Group, Inc. *	24,570

Management Services - 2.50%
900	Accenture PLC Class A (Ireland)	59,850
1,850	Accenture PLC Class A (Ireland) ***	123,025
		182,875
Money Center Banks - 4.46%
1,000	JP Morgan Chase & Co.	43,969
3,000	JP Morgan Chase & Co. ***	131,907
500	Royal Bank of Canada	30,150
2,000	Royal Bank of Canada ***	120,600
		326,626
Networking & Communication Devices - 1.34%
3,000	Cisco Systems, Inc.	58,948
2,000	Cisco Systems, Inc. ***	39,299
		98,247
Oil & Gas Refining & Marketing. - 2.86%
500	HollyFrontier Corp.	23,275
4,000	HollyFrontier Corp. ***	186,200
		209,475
Personal Computers - 3.27%
50	Apple, Inc.	26,609
400	Apple, Inc. ***	212,869
		239,478
Processed & Packaged Goods - 1.83%
3,250	Green Mountain Coffee Roasters, Inc. *	134,355

Restaurants - 2.11%
1,750	Mcdonald's Corp.	154,367

Shipping - 2.72%
4,000	Ship Finance International Ltd.	66,520
8,000	Ship Finance International Ltd. ***	133,040
		199,560
Specialty Eateries - 2.56%
500	Starbucks Corp.	26,815
3,000	Starbucks Corp. ***	160,890
		187,705
Specialty Retail, Other - 1.56%
15,500	Zagg, Inc. (*) (***)	114,080

Sporting Goods - 4.34%
500	Sturm, Ruger & Co., Inc.	22,700
6,500	Sturm, Ruger & Co., Inc. ***	295,100
		317,800
Telecom Services-Domestic - 2.27%
925	CenturyLink, Inc.	36,186
3,325	CenturyLink, Inc. ***	130,074
		166,260

TOTAL FOR COMMON STOCK (Cost $5,125,189) - 76.31%		$ 5,589,417

EXCHANGE TRADED FUNDS - 18.63%
650	iPath MSCI India Index ETN *	38,565
2,500	iPath MSCI India Index ETN (*) (***)	148,325
4,750	IQ Global Agribusiness Small Cap	121,505
1,000	iShares FTSE China 25 Index Fund	40,450
1,775	iShares MSCI Brazil Index	99,293
1,475	iShares MSCI Brazil Index ***	82,512
5,000	iShares MSCI Germany Index	123,500
3,000	iShares MSCI Germany Index ***	74,100
8,000	iShares MSCI Hong Kong Index	155,360
3,000	iShares MSCI Hong Kong Index ***	58,260
6,000	Market Vectors TR Russia ETF ***	179,400
650	SPDR Gold Shares *	105,314
850	SPDR Gold Shares (*) (***)	137,717

TOTAL EXCHANGE TRADED FUNDS (Cost $1,293,368) - 18.63%		1,364,301

LIMITED PARTNERSHIPS - 2.45%
2,150	Blackstone Group L.P.	33,518
9,350	Blackstone Group L.P. ***	145,767

TOTAL FOR LIMITED PARTNERSHIPS (Cost $155,644) - 2.45%		179,285

PUT OPTIONS - 0.83% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Apple, Inc.
200	January 2013 Put @ $485.00	696

	Accenture plc
1,300	January 2013 Put @ $67.50	2,795

	Alexion Pharmaceuticals, Inc.
1,000	January 2013 Put @ $90.00	1,610

	Ann, Inc.
2,500	January 2013 Put @ $32.00	1,000

	Annie's, Inc.
1,300	January 2013 Put @ $35.00	3,445

	TD Ameritrade Holding Corp.
3,000	January 2013 Put @ $15.50	300

	Amazon.com, Inc.
400	January 2013 Put @ $245.00	1,620

	Blackstone Group L.P.
5,500	January 2013 Put @ $14.00	440

	Caterpillar, Inc.
800	January 2013 Put @ $85.00	552

	CenturyLink, Inc.
2,100	January 2013 Put @ $38.00	546

	Cisco Systems, Inc.
2,000	January 2013 Put @ $19.00	420

	E. I. du Pont de Nemours and Co.
1,800	January 2013 Put @ $43.00	612

	iShares FTSE China 25 Index Fund
1,000	January 2013 Put @ $37.00	90

	iShares MSCI Germany Index
4,000	January 2013 Put @ $23.00	300

	iShares MSCI Hong Kong Index
5,500	January 2013 Put @ $18.00	275

	iShares MSCI Brazil Index
1,700	January 2013 Put @ $51.00	255

	Freeport-McMoRan Copper & Gold, Inc.
2,300	January 2013 Put @ $32.00	782

	SPDR Gold Shares
800	January 2013 Put @ $156.00	256

	Google, Inc.
100	January 2013 Put @ $680.00	800

	The Goldman Sachs Group, Inc.
400	January 2013 Put @ $120.00	632

	Green Mountain Coffee Roasters, Inc.
1,500	March 2013 Put @ $40.00	6,750

	HollyFrontier Corp.
2,300	January 2013 Put @ $43.50	1,380

	International Business Machines Corp.
400	January 2013 Put @ $185.00	440

	Joy Global, Inc.
1,500	January 2013 Put @ $57.50	525

	JPMorgan Chase & Co.
2,000	January 2013 Put @ $41.00	980

	Market Vectors Russia
3,500	January 2013 Put @ $28.00	525

	McDonald's Corp
500	January 2013 Put @ $85.00	170

	Microsoft Corp.
2,000	January 2013 Put @ $26.00	540

	Priceline.com, Inc.
200	January 2013 Put @ $585.00	1,360

	Philip Morris International, Inc.
1,100	January 2013 Put @ $82.50	1,287

	Sturm, Ruger & Co., Inc.
3,500	January 2013 Put @ $40.50	1,750

	Russell 2000 Index
8,000	January 2013 Put @ $765.00	10,000

	Royal Bank of Canada
1,300	January 2013 Put @ $60.00	975

	S&P 500 Index
8,000	January 2013 Put @ $1,295.00	11,600

	Ship Finance International, Ltd.
5,000	February 2013 Put @ $15.00	750

	Starbucks Corp.
1,800	January 2013 Put @ $52.50	1,458

	Time Warner Cable, Inc.
1,000	January 2013 Put @ $90.00	200

	The TJX Companies, Inc.
1,900	January 2013 Put @ $40.00	570

	The Western Union Company
5,000	January 2013 Put @ $12.50	375

	Zagg, Inc.
7,500	January 2013 Put @ $7.00	1,875

	Total (Premiums Paid $106,528) - 0.83%	60,936

CALL OPTIONS - 3.23% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Accenture Plc.
1,000	January 2013 Call @ $67.50	850

	Alexion Pharmaceuticals, Inc.
1,000	February 2013 Call @ $100.00	2,500

	Amazon.com, Inc.
300	January 2013 Call @ $235.00	5,400

	Ann, Inc.
700	January 2013 Call @ $35.00	420

	Annie's, Inc.
700	March 2013 Call @ $40.00	350

	Apple, Inc.
300	January 2013 Call @ $470.00	19,065

	Blackstone Group LP
3,700	January 2013 Call @ $15.00	2,775

	Caterpillar, Inc.
700	January 2013 Call @ $85.00	3,605

	CenturyLink, Inc.
1,100	January 2013 Call @ $40.00	121

	Cirrus Logic, Inc.
1,500	January 2013 Call @ $32.00	675
2,000	January 2013 Call @ $25.00	8,400
		9,075
	Cisco Systems, Inc.
1,500	January 2013 Call @ $17.50	3,195

	Consumer Discret Select Sector
2,100	January 2013 Call @ $49.00	294

	Consumer Staples Select Sector SPDR
2,700	January 2013 Call @ $36.00	81

	E.I. Du pont De Nemours & Co.
300	January 2013 Call @ $45.00	243

	Facebook, Inc.
2,000	January 2013 Call @ $21.00	11,400

	Financial Select Sector SPDR
6,500	Financial 2013 Call @ $17.00	1,300

	Freeport-McMoRan Copper & Gold Inc.
1,900	January 2013 Call @ $40.00	57

	The Goldman Sachs Group, Inc.
500	January 2013 Call @ $120.00	4,560

	Google, Inc.
100	January 2013 Call @ $675.00	3,980

	Green Mountain Coffee Roasters, Inc.
1,500	March 2013 Call @ $44.00	5,595

	Herbalife, Ltd.
1,000	February 2013 Call @ $30.00	5,400

	HollyFrontier Corp.
1,900	January 2013 Call @ $41.50	10,260

	Hovnanian Enterprises, Inc.
25,000	January 2013 Call @ $5.00	51,250

	Industrial Select Sector SPDR
2,800	January 2013 Call @ $39.00	420

	International Business Machine Corp.
100	January 2013 Call @ $195.00	155

	iShares Core S&P SmallCap
1,100	February 2013 Call @ $76.00	3,740

	iShares MSCI Brazil Index
700	January 2013 Call @ $55.00	1,064

	iShares MSCI Germany Index
1,500	January 2013 Call @ $23.00	2,625

	iShares MSCI Hong Kong Index
1,500	January 2013 Call @ $19.00	675

	iShares MSCI Switzerland Index
2,000	February 2013 Call @ $28.00	500

	iShares FTSE China 25 Index Fund
1,600	January 2012 Call @ $38.00	4,112

	iShares S&P SmallCap 600 Growth
1,100	January 2013 Call @ $82.00	3,108

	iShares S&P 500 Growth Index
2,000	January 2013 Call @ $79.00	500

	iShares S&P 500 Value Index
2,500	January 2013 Call @ $69.00	625

	J.C. Penney Co. Inc.
2,500	February 2013 Call @ $20.00	4,400

	JP Morgan Chase & Co.
1,500	January 2013 Call @ $42.00	3,570

	Knight Capital Group, Inc.
5,000	January 2013 Call @ $2.50	5,000

	Market Vectors Russia
1,500	January 2013 Call @ $28.00	3,112

	Microsoft Corp.
1,000	January 2013 Call @ $30.00	30

	Philip Morris International, Inc.
300	January 2013 Call @ $87.50	66

	Priceline.com, Inc.
200	January 2013 Call @ $650.00	1,300

	Pozen, Inc.
5,000	March 2013 Call @ $7.00	750

	Royal Bank of Canada
700	January 2013 Call @ $60.00	700

	Russell 2000
8,000	January 2013 Call @ $935.00	1,200

	Schwab Emerging Markets Equity
1,000	February 2013 Call @ $27.00	275
2,000	January 2013 Call @ $27.00	400
		675
	Sirius XM Radio, Inc.
20,000	January 2013 Call @ $2.50	8,200

	Starbucks Corp.
700	January 2013 Call @ $55.00	406

	Sturm Ruger & Co., Inc.
2,000	April 2013 Call @ $40.50	13,400

	Technology Select Sector SPDR
3,200	January 2013 Call @ $30.00	288

	TD Ameritrade Holding Corp.
1,500	January 2013 Call @ $15.50	2,025

	Time Warner Cable, Inc.
500	January 2013 Call @ $97.50	750

	The TJX Companies, Inc.
700	January 2013 Call @ $42.50	630

	Vanguard MSCI Europe
2,400	March 2013 Call @ $46.00	8,400

	Vanguard Small Cap Value
1,500	March 2013 Call @ $77.00	750

	The Western Union Co.
5,600	January 2013 Call @ $12.50	6,160

	Zagg, Inc.
11,000	January 2013 Call @ $6.00	15,125

	Total (Premiums Paid $170,899) - 3.23%	236,237

SHORT TERM INVESTMENTS - 15.54%
1,138,294	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.02% ** (Cost $1,138,294)	1,138,294

TOTAL INVESTMENTS (Cost $7,989,922) - 116.98%		$ 8,568,470

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.98)%		(1,243,725)

NET ASSETS - 100.00%		$ 7,324,745

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at December 31, 2012.
*** Securities held as collateral for securities sold short and written options at December 31, 2012.
ADR - American Depositary Receipt

	Philadelphia Investment Partners New Generation Fund
	Schedule of Sold Short
	December 31, 2012 (Unaudited)

EXCHANGE TRADED FUNDS *
4,250	Consumer Discret Select Sector SPDR	201,616
5,500	Consumer Staples Select Sector SPDR	191,950
5,500	Industrial Select Sector SPDR	208,450
4,000	iShares MSCI Switzerland Index	107,200
3,500	iShares S&P 500 Growth Index	265,090
4,250	iShares S&P 500 Value Index	282,158
2,000	iShares S&P SmallCap 600 Growth	168,080
2,000	iShares S&P Small Cap 600 Index	156,200
13,000	SPDR Financial Select Sector	213,070
4,000	Schwab Emerging Markets Equity	105,560
6,500	Technology Select Sector	187,525
4,750	Vanguard MSCI European	231,990
3,000	Vanguard SmallCap Value	217,950

TOTAL EXCHANGE TRADED FUNDS (Cost $2,276,050)		2,536,839

* Represents Non-Income Producing Security.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Options Written
	December 31, 2012 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	Cirrus Logic, Inc.
2,000	January 2013 Puts @ 26.00	900

	Consumer Discret Select Sector SPDR
2,100	January 2013 Puts @ 42.00	116

	Financial Select Sector SPDR
6,500	February 2013 Puts @ 15.00	780

	Green Mountain Coffee Roasters, Inc.
1,500	March 2013 Puts @ 35.00	3,780

	Industrial Select Sector SPDR
2,700	January 2013 Puts @ 34.00	108

	iShare Core S&P 500 SmallCap
1,100	February 2013 Puts @ 67.00	275

	iShares S&P 500 Growth Index
2,000	January 2013 Puts @ 73.00	750

	iShares S&P 500 Value Index
2,500	January 2013 Puts @ 63.00	750

	iShares FTSE China 25 Index Fund
1,600	January 2013 Puts @ 33.00	16

	iShares S&P SmallCap 600 Growth
1,100	January 2013 Puts @ 74.00	275

	J.C. Penney Co. Inc.
2,500	February 2013 Puts @ 15.00	1,225

	Russell 2000
8,000	January 2013 Puts @ 785.00	22,320

	S&P 500 Index
8,000	January 2013 Puts @ 1,340.00	27,200

	Ship Finance International Ltd.
10,000	February 2013 Puts @ 12.50	1,000

	Smith & Wesson Holding Corp.
10,000	January 2013 Puts @ 9.00	7,500

	Sturm, Ruger & Company, Inc. Co
3,500	January 2013 Puts @ 35.50	525
5,500	January 2013 Puts @ 45.50	12,320
		12,845
	Technology Select Sector SPDR
3,000	January 2013 Puts @ 26.00	120

	Vanguard MSCI Europe ETF
2,400	March 2013 Puts @ 41.00	660

	Vanguard Small Cap Value
1,500	March 2013 Puts @ 67.00	1,350

	Total (Premiums Received - $111,843)	$ 81,970

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Accenture Plc
2,500	January 2013 Calls @ 77.50	125

	Alexion Pharmaceuticals, Inc.
2,000	January 2013 Calls @ 100.00	1,700

	Amazon.com, Inc.
800	January 2013 Calls @ 280.00	176

	Ann, Inc.
5,000	January 2013 Calls @ 36.00	1,750

	Annie's, Inc.
2,500	January 2013 Calls @ 40.00	625

	Apple, Inc.
400	January 2013 Calls @ 560.00	2,800

	Blackstone Group LP
11,500	January 2013 Calls @ 16.00	2,070

	Caterpillar, Inc.
1,600	January 2013 Calls @ 95.00	480

	Cirrus Logic, Inc.
2,000	January 2013 Calls @ 29.00	2,880

	Cisco Systems, Inc.
3,700	January 2013 Calls @ 21.00	148

	E. I. Du Pont de Nemours & Co.
2,700	January 2013 Calls @ 47.00	270

	Facebook, Inc.
2,000	January 2013 Calls @ 29.00	680

	Freeport-McMoRan Copper & Gold, Inc.
4,600	January 2013 Calls @ 37.00	552

	Goldman Sachs Group, Inc.
700	January 2013 Calls @ 140.00	336

	Google, Inc.
200	January 2013 Calls @ 790.00	186

	Green Mountain Coffee Roasters, Inc.
4,500	March 2013 Calls @ 50.00	8,865

	Holly Frontier Corp.
4,500	January 2013 Calls @ 49.50	1,575

	International Business Machines Corp.
700	January 2013 Calls @ 210.00	70

	iShares FTSE China 25 Index
1,000	January 2013 Calls @ 41.00	550

	iShares MSCI Brazil Index
3,200	January 2013 Calls @ 58.00	1,024

	J.C. Penney Company, Inc.
2,500	February 2013 Calls @ 24.00	1,538

	JPMorgan Chase & Co.
4,000	January 2013 Calls @ 46.00	1,600

	Joy Global, Inc.
3,000	January 2013 Calls @ 65.00	4,140

	Market Vectors Russia
7,000	January 2013 Calls @ 31.00	1,400

	McDonald's Corp.
1,000	January 2013 Calls @ 95.00	50

	Microsoft Corp.
4,000	January 2013 Calls @ 29.00	160

	Philip Morris International, Inc.
2,200	January 2013 Calls @ 92.50	66

	Priceline.com, Inc.
600	January 2013 Calls @ 675.00	1,260

	Russell 2000
8,000	January 2013 Calls @ 910.00	3,440

	Sirius XM Radio, Inc.
85,000	March 2013 Calls @ 3.50	4,250

	SPDR Gold Shares
1,200	January 2013 Calls @ 180.00	36

	Starbucks Corp.
3,500	January 2013 Calls @ 57.50	490

	The TJ Companies, Inc.
3,700	January 2013 Calls @ 45.00	555

	Time Warner Cable, Inc.
1,900	January 2013 Calls @ 100.00	950

	Zagg, Inc.
15,000	January 2013 Calls @ 9.00	1,050

	Total (Premiums Received - $59,993)	$ 47,847

	TOTAL WRITTEN OPTIONS (Premium Received - $171,836)	$ 129,817

* Represents Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,989,922 amounted to $359,779 which consisted of aggregate gross unrealized appreciation of $944,606 and aggregate gross unrealized depreciation of $584,827.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,589,417	$0	0.00%	$5,589,417
Exchange Traded Funds	$1,364,301	$0	0.00%	$1,364,301
Limited Partnership	$179,285	$0	0.00%	$0
Options	$297,173	$0	0.00%	$0
Cash Equivalents	$1,138,294	$0	0.00%	$1,138,294
Total	$8,568,470	$0	0.00%	$8,568,470

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date February 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date February 8, 2013

* Print the name and title of each signing officer under his or her signature.